Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Cost

Lease cost recognized in net income is summarized as follows:

	Periods ended June 30,
In thousands of USD	2026	2025
Operating lease cost	9,496	8,153
Expenses relating to variable payment leases	-	76
Expenses relating to short-term leases	893	111
Total	10,389	8,340

Other information about lease amounts recognized in the consolidated financial statements is as follows:

	At June 30,	At December 31,
	2026	2025
Weighted-average remaining lease term – operating leases	8.1 years	8.2 years
Weighted-average discount rate – operating leases	4.9%	4.8%

Supplemental information related to the Group’s leases were as follows:

	Periods ended June 30,
In thousands of USD	2026	2025
Cash paid for operating leases	7,869	5,852

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of June 30, 2026 were as follows:

At June 30,
In thousands of USD	2026
Second half of 2026	8,832
2027	18,611
2028	18,385
2029	18,103
2030	17,040
Thereafter	52,050
Total undiscounted cash flows	133,021
Less: imputed interest	(22,425)
Present value of operating lease liabilities	110,596
Less: current obligation	(13,065)
Long-term obligation at June 30, 2026	97,531

Schedule of Lease Income	The lease income relating to lease payments were as follows:
	Periods ended June 30,
In thousands of USD	2026	2025
Lease income	2,225	1,848

Schedule of Lease Payments Receivable Under Operating Leases

The maturity analysis of lease payments receivable under operating leases of the buildings and related facilities was as follows:

In thousands of USD	At June 30, 2026
Second half of 2026	2,188
2027	4,329
2028	4,275
2029	4,207
2030	2,941
2031	2,250
2032	764
Total undiscounted cash flows	20,954